UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.

(Address of principal executive offices):	60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

(Name and address of agent for service):	Gregg B. Keeling
60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

Registrant’s telephone number:	(415) 461-8770

Date of fiscal year end:	June 30, 2012

Date of reporting period:	September 30, 2011

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Equity Income Fund

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.9%

AEROSPACE & DEFENSE - 1.7%
Lockheed Martin Corp.	6,900	$501,216

AIR FREIGHT & LOGISTICS - 1.6%
United Parcel Service, Inc. Class B	7,815	493,517

APPAREL ACCESSORIES & LUXURY GOODS - 1.7%
VF Corp.	4,100	498,232

APPAREL RETAIL - 1.6%
American Eagle Outfitters, Inc.	41,755	489,369

ASSET MANAGEMENT & CUSTODY BANKS - 1.6%
Federated Investors, Inc. Class B	27,600	483,828

BANKING-COMMERCIAL - 1.4%
Bank of Hawaii Corp.	11,700	425,880

BANKING-REGIONAL BANKS - 1.5%
Cullen/Frost Bankers, Inc.	9,700	444,842

BREWERS - 1.6%
Molson Coors Brewing Co. Class B	12,000	475,320

CHEMICALS-DIVERSIFIED - 1.4%
EI du Pont de Nemours & Co.	10,600	423,682

CHEMICALS-SPECIALTY - 1.5%
RPM International, Inc.	24,100	450,670

	Shares	Value

COMMERCIAL PRINTING - 1.5%
R. R. Donnelley & Sons Co.	31,315	$442,168

COMPUTER HARDWARE - 1.7%
Diebold, Inc.	18,000	495,180

CONSTRUCTION & ENGINEERING - 1.5%
Mine Safety Appliances Co.	16,600	447,536

CONSUMER PRODUCTS-HOUSEHOLD - 1.8%
Kimberly-Clark Corp.	7,650	543,227

DATA PROCESSING & OUTSOURCED SERVICES - 1.5%
Paychex, Inc.	17,400	458,838

DISTRIBUTION & WHOLESALE - 1.6%
Genuine Parts Co.	9,485	481,838

DIVERSIFIED CAPITAL MARKETS - 1.3%
NYSE Euronext	17,080	396,939

DIVERSIFIED FINANCIAL SERVICES - 1.5%
Broadridge Financial Solutions, Inc.	22,700	457,178

ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
Hubbell, Inc. Class B	8,400	416,136

ELECTRIC UTILITIES - 1.8%
PPL Corp.	18,700	533,698

ELECTRONIC EQUIPMENT MANUFACTURING - 1.6%
Molex, Inc.	24,300	494,991

Meridian Equity Income Fund

Schedule of Investments (continued)

September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

ENERGY - 1.6%
Chevron Corp.	5,200	$481,104

ENVIRONMENTAL FACILITIES & SERVICES - 1.7%
Waste Management, Inc.	15,490	504,354

FOOD DISTRIBUTORS - 1.5%
SYSCO Corp.	17,500	453,250

FOOD & MEATS-PACKAGED - 1.8%
Kraft Foods, Inc. Class A	16,200	543,996

FOOD RETAIL - 1.4%
Safeway, Inc.	26,000	432,380

HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Hillenbrand, Inc.	24,800	456,320

HEALTH CARE PRODUCTS - 1.8%
Abbott Laboratories	10,400	531,856

HEALTH CARE TECHNOLOGY - 1.6%
Medtronic, Inc.	14,100	468,684

HOME IMPROVEMENT RETAIL - 1.7%
Home Depot, Inc.	15,500	509,485

HOUSEHOLD-HOME FURNISHINGS - 1.5%
Leggett & Platt, Inc.	22,825	451,707

HYPERMARKETS & SUPER CENTERS - 1.8%
Wal-Mart Stores, Inc.	10,515	545,728

	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY - 1.8%
Constellation Energy Group, Inc.	13,800	$525,228

INDUSTRIAL CONGLOMERATES - 1.4%
General Electric Co.	28,200	429,768

INDUSTRIAL MACHINERY - 1.4%
Eaton Corp.	11,540	409,670

INSURANCE BROKERS - 1.5%
Willis Group Holdings Plc (United Kingdom)	13,525	464,854

INSURANCE-MULTI-LINE - 1.7%
Chubb Corp. (The)	8,400	503,916

INSURANCE-PROPERTY & CASUALTY - 1.8%
Mercury General Corp.	13,945	534,791

LEISURE & AMUSEMENT - 1.5%
Carnival Corp.	15,000	454,500

MEDIA - 3.1%
Meredith Corp.	20,600	466,384
Time Warner, Inc.	15,100	452,547

		918,931

MEDIA-BROADCASTING & CABLE TV - 1.5%
Time Warner Cable, Inc.	7,100	444,957

METAL & GLASS CONTAINERS - 1.4%
Greif, Inc. Class A	10,000	428,900

Meridian Equity Income Fund

Schedule of Investments (continued)

September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

OFFICE SUPPLIES - 1.5%
Staples, Inc.	32,800	$436,240

OFFICE SERVICES & SUPPLIES - 1.5%
Pitney Bowes, Inc.	23,400	439,920

OIL & GAS-STORAGE & TRANSPORTATION - 1.7%
Spectra Energy Corp.	21,000	515,130

PAPER & FOREST PRODUCTS - 1.5%
International Paper Co.	19,300	448,725

PAPER & PACKAGING - 1.6%
Sonoco Products Co.	16,800	474,264

PERSONAL PRODUCTS - 1.4%
Avon Products, Inc.	21,600	423,360

PHARMACEUTICALS - 1.5%
Johnson & Johnson	7,285	464,127

RAILROADS - 1.6%
Norfolk Southern Corp.	8,100	494,262

REITS-DIVERSIFIED - 1.5%
Kimco Realty Corp. REIT	30,680	461,120

RESTAURANTS - 1.7%
McDonald’s Corp.	5,965	523,846

	Shares	Value

RETAIL - 1.7%
Mattel, Inc.	20,095	$520,260

SEMICONDUCTORS - 1.6%
Microchip Technology, Inc.	15,800	491,538

SOFT DRINKS - 1.8%
Coca-Cola Co. (The)	7,870	531,697

SOFTWARE & SERVICES - 1.7%
Microsoft Corp.	20,800	517,712

STEEL - 1.4%
Nucor Corp.	13,400	423,976

TELECOMMUNICATION SERVICES- INTEGRATED - 1.6%
AT&T, Inc.	16,880	481,418

TOBACCO - 1.8%
Reynolds American, Inc.	14,550	545,334

TOTAL INVESTMENTS - 94.9% (Cost $29,953,335)		28,541,593

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.1%		1,545,877

NET ASSETS - 100.0%		$30,087,470

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Meridian Growth Fund

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.6%

AIR FREIGHT & LOGISTICS - 2.1%
Expeditors International of Washington, Inc.	1,059,300	$42,954,615

AUTO PARTS & EQUIPMENT - 2.0%
Advance Auto Parts, Inc.	715,700	41,582,170

AUTOMOTIVE WHOLESALE SERVICES - 0.5%
Copart, Inc.*	283,000	11,070,960

BANKING-COMMERCIAL - 4.2%
Bank of Hawaii Corp.	1,060,300	38,594,920
CVB Financial Corp.	1,361,200	10,467,628
East West Bancorp, Inc.	2,648,500	39,489,135

		88,551,683

BROKERAGE & MONEY MANAGEMENT - 3.8%
Affiliated Managers Group, Inc.*	508,000	39,649,400
T. Rowe Price Group, Inc.	833,550	39,818,683

		79,468,083

BUILDING PRODUCTS - 2.3%
Valspar Corp.	1,564,400	48,824,924

CELLULAR COMMUNICATIONS - 2.4%
SBA Communications Corp. Class A*	1,486,100	51,240,728

CHEMICALS-SPECIALTY - 2.5%
RPM International, Inc.	2,755,310	51,524,297

CONSUMER SERVICES - 2.3%
Rollins, Inc.	2,583,170	48,331,111

	Shares	Value

DISTRIBUTION & WHOLESALE - 2.6%
United Stationers, Inc.	1,041,100	$28,369,975
Watsco, Inc.	495,100	25,299,610

		53,669,585

ELECTRONIC EQUIPMENT MANUFACTURING -1.9%
AMETEK, Inc.	1,204,000	39,695,880

ENERGY - 5.1%
Continental Resources, Inc.*	601,000	29,070,370
Core Laboratories NV (Netherlands)	257,000	23,086,310
FMC Technologies, Inc.*	736,160	27,679,616
Noble Energy, Inc.	385,400	27,286,320

		107,122,616

FLOORING & CARPETS - 1.9%
Mohawk Industries, Inc.*	923,900	39,644,549

FURNITURE & FIXTURES - 1.4%
Herman Miller, Inc.	1,699,900	30,360,214

HEALTH CARE INFORMATION SERVICES - 1.7%
Cerner Corp.*	509,260	34,894,495

HEALTH CARE PRODUCTS - 3.3%
DENTSPLY International, Inc.	1,446,300	44,386,947
Edwards Lifesciences Corp.*	352,470	25,124,062

		69,511,009

HEALTH CARE TECHNOLOGY - 1.7%
IDEXX Laboratories, Inc.*	504,100	34,767,777

Meridian Growth Fund

Schedule of Investments (continued)

September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL CONGLOMERATES - 3.3%
Cooper Industries Plc	548,800	$25,310,656
Pall Corp.	1,010,200	42,832,480

		68,143,136

INDUSTRIAL SERVICES - 3.8%
Ritchie Bros. Auctioneers, Inc. (Canada)	1,243,600	25,108,284
Waste Connections, Inc.	1,619,900	54,785,018

		79,893,302

INSURANCE BROKERS - 3.7%
Brown & Brown, Inc.	1,129,550	20,105,990
Willis Group Holdings Plc (United Kingdom)	1,668,530	57,347,376

		77,453,366

LEISURE & AMUSEMENT - 1.7%
Royal Caribbean Cruises, Ltd.	1,607,600	34,788,464

REAL ESTATE MANAGEMENT & SERVICES - 1.6%
Jones Lang LaSalle, Inc.	643,800	33,355,278

RESTAURANTS - 3.9%
Arcos Dorados Holdings, Inc. Class A (Argentina)	2,156,640	50,012,482
Cracker Barrel Old Country Store, Inc.	794,588	31,847,087

		81,859,569

RETAIL - 14.3%
Bed Bath & Beyond, Inc.*	1,002,200	57,436,082
CarMax, Inc.*	1,426,050	34,011,292
Coach, Inc.	928,900	48,144,887
Family Dollar Stores, Inc.	1,037,700	52,777,422
Mattel, Inc.	2,134,700	55,267,383
PetSmart, Inc.	1,222,300	52,131,095

		299,768,161

	Shares	Value

TECHNOLOGY - 6.1%
Autodesk, Inc.*	1,064,900	$29,582,922
Open Text Corp.* (Canada)	408,700	21,301,444
Trimble Navigation, Ltd.*	1,060,800	35,589,840
Zebra Technologies Corp. Class A*	1,301,213	40,259,530

		126,733,736

TECH-SOFTWARE - 13.1%
Advent Software, Inc.*	1,575,476	32,848,675
Blackbaud, Inc.	1,748,900	38,948,003
BMC Software, Inc.*	885,500	34,144,880
Citrix Systems, Inc.*	375,600	20,481,468
MICROS Systems, Inc.*	800,700	35,158,737
Nuance Communications, Inc.*	1,525,100	31,051,036
Solera Holdings, Inc.	968,900	48,929,450
Teradata Corp.*	617,300	33,044,069

		274,606,318

TRUCKING - 1.4%
J.B. Hunt Transport Services, Inc.	803,700	29,029,644

TOTAL COMMON STOCKS - 94.6% (Cost $1,833,157,679)		1,978,845,670

U.S. GOVERNMENT OBLIGATIONS - 3.8%
U.S. Treasury Bill @ .005%** due 11/25/11 (Face Value $80,000,000)		79,999,389

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $79,999,389)		79,999,389

Meridian Growth Fund

Schedule of Investments (continued)

September 30, 2011 (Unaudited)

Value

TOTAL INVESTMENTS - 98.4% (Cost $1,913,157,068)	$2,058,845,059

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.6%	33,830,702

NET ASSETS - 100.0%	$2,092,675,761

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedules of Investments.

Meridian Value Fund

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.0%

AEROSPACE & DEFENSE - 1.1%
Orbital Sciences Corp.*	562,700	$7,202,560

AGRICULTURE - 2.0%
Monsanto Co.	223,100	13,394,924

AIR FREIGHT & LOGISTICS - 1.0%
UTi Worldwide, Inc.	540,100	7,042,904

AUTOMOTIVE WHOLESALE SERVICES - 3.5%
LKQ Corp.*	957,500	23,133,200

BANKING - 2.5%
Wells Fargo & Co.	683,400	16,483,608

BANKING-COMMERCIAL - 1.2%
CVB Financial Corp.	1,014,200	7,799,198

BROKERAGE & MONEY MANAGEMENT - 1.6%
TD Ameritrade Holding Corp.	710,500	10,447,902

BUSINESS SERVICES - 2.2%
Cintas Corp.	514,500	14,478,030

CONSULTING SERVICES - 2.4%
Huron Consulting Group, Inc.*	514,900	16,028,837

DIVERSIFIED FINANCIAL SERVICES - 7.1%
Broadridge Financial Solutions, Inc.	997,900	20,097,706
Equifax, Inc.	453,600	13,943,664
Heartland Payment Systems, Inc.	659,700	13,009,284

		47,050,654

	Shares	Value

ENERGY - 4.5%
Apache Corp.	77,500	$6,218,600
EOG Resources, Inc.	219,700	15,600,897
Ultra Petroleum Corp.*	303,700	8,418,564

		30,238,061

ENVIRONMENTAL FACILITIES & SERVICES - 1.1%
Waste Management, Inc.	224,200	7,299,952

HEALTH CARE SERVICES - 0.9%
ICON Plc ADR* (Ireland)	384,700	6,185,976

HOME IMPROVEMENT RETAIL - 1.3%
Sherwin-Williams Co. (The)	112,700	8,375,864

HOUSEHOLD APPLIANCES - 2.2%
Stanley Black & Decker, Inc.	301,490	14,803,159

INDUSTRIAL - 2.1%
Aecon Group, Inc. (Canada)	633,600	4,534,784
Flowserve Corp.	125,300	9,272,200

		13,806,984

INDUSTRIAL PRODUCTS - 5.1%
Cummins, Inc.	84,400	6,892,104
General Cable Corp.*	235,500	5,498,925
Lincoln Electric Holdings, Inc.	407,300	11,815,773
Sealed Air Corp.	586,900	9,801,230

		34,008,032

INDUSTRIAL SERVICES - 3.5%
Ritchie Bros. Auctioneers, Inc. (Canada)	390,700	7,888,233
W.W. Grainger, Inc.	103,600	15,492,344

		23,380,577

Meridian Value Fund

Schedule of Investments (continued)

September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INSURANCE BROKERS - 3.3%
Willis Group Holdings Plc (United Kingdom)	642,500	$22,082,725

LEISURE & AMUSEMENT - 7.9%
Bally Technologies, Inc.*	457,100	12,332,558
Carnival Corp.	673,200	20,397,960
International Speedway Corp. Class A	337,100	7,699,364
Polaris Industries, Inc.	241,050	12,045,268

		52,475,150

METALS - 1.5%
Newmont Mining Corp.	156,400	9,837,560

OFFICE SERVICES & SUPPLIES - 2.0%
Steelcase, Inc. Class A	2,123,300	13,398,023

PHARMACEUTICALS - 2.6%
BioMarin Pharmaceutical, Inc.*	348,800	11,116,256
Hospira, Inc.*	169,100	6,256,700

		17,372,956

RAILROADS - 4.5%
GATX Corp.	449,800	13,939,302
Union Pacific Corp.	197,500	16,129,825

		30,069,127

REITS-DIVERSIFIED - 1.3%
Host Hotels & Resorts, Inc. REIT	783,646	8,573,087

RESTAURANTS - 0.6%
Denny’s Corp.*	1,135,700	3,781,881

RETAIL - 7.3%
Costco Wholesale Corp.	238,600	19,593,832
Kohl’s Corp.	130,800	6,422,280
Mattel, Inc.	864,800	22,389,672

		48,405,784

	Shares	Value

SEMICONDUCTORS - 1.7%
Power Integrations, Inc.	361,500	$11,065,515

STORAGE - 1.6%
Mobile Mini, Inc.*	662,295	10,888,130

TECHNOLOGY - 5.9%
Autodesk, Inc.*	551,200	15,312,336
eBay, Inc.*	283,200	8,351,568
Zebra Technologies Corp. Class A*	508,200	15,723,708

		39,387,612

TECH-SOFTWARE - 2.8%
Citrix Systems, Inc.*	137,950	7,522,414
Compuware Corp.*	1,495,800	11,457,828

		18,980,242

TRANSPORTATION - 2.5%
Alexander & Baldwin, Inc.	460,900	16,836,677

TRUCKING - 1.0%
Heartland Express, Inc.	502,300	6,811,188

UTILITIES - 3.2%
Hawaiian Electric Industries, Inc.	882,175	21,419,209

TOTAL COMMON STOCKS - 95.0% (Cost $620,180,545)		632,545,288

U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Bill @ .005%** due 11/25/11 (Face Value $10,000,000)		9,999,924

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $9,999,924)		9,999,924

Meridian Value Fund

Schedule of Investments (continued)

September 30, 2011 (Unaudited)

Value

TOTAL INVESTMENTS - 96.5% (Cost $630,180,469)	$642,545,212

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.5%	23,152,626

NET ASSETS - 100.0%	$665,697,838

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedules of Investments.

Meridian Fund, Inc.

Notes to Schedules of Investments

September 30, 2011 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: As described in Note 1 above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of September 30, 2011 is as follows:

Valuation Inputs	Equity Income Fund	Growth Fund	Value Fund
Level 1 - Quoted Prices*	$28,541,593	$1,978,845,670	$632,545,288
Level 2 - Other Significant Observable Inputs**	—	79,999,389	9,999,924
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$28,541,593	$2,058,845,059	$642,545,212

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

September 30, 2011 (Unaudited)

During the period ended September 30, 2011 there were no reportable transfers between levels requiring disclosure in conformity with Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$29,953,335	$1,519,141	$(2,930,883)	$(1,411,742)
Growth Fund	1,913,157,068	276,151,312	(130,463,321)	145,687,991
Value Fund	630,180,469	83,206,049	(70,841,306)	12,364,743

ITEM 2 — CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

(a)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ Richard F. Aster
Richard F. Aster
President & CEO

Date: November 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregg B. Keeling
Gregg B. Keeling
CFO & Treasurer

Date: November 16, 2011

By:	/s/ Richard F. Aster
Richard F. Aster
President & CEO

Date: November 16, 2011